Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The amounts due from related party consisted of the following:

Name of related party	Relationship	Nature	As of December 31,
			2023	2024
			USD’000	USD’000
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and recoverable on demand	—	152

The amounts due to related party consisted of the following:

Name of related party	Relationship	Nature	As of December 31,
			2023	2024
			USD’000	USD’000
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Dividend payable, unsecured, interest-free and repayable on demand	8,245	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, with simple annual interests charged at 3.5% per annum, not repayable upon demand, save upon the request by Delixy Energy, whichever earlier	—	5,000

The following represents the other significant related party transactions that occurred in the financial years ended December 31, 2023 and 2024.

Name of related party	Relationship	Nature	Year ended December 31,
			2023	2024
			USD’000	USD’000
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	(175)	—
Name of related party	Relationship	Nature	Year ended December 31,
			2023	2024
			USD’000	USD’000
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Proceeds from disposal of property	—	957
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Freight expenses	—	(1,151)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Rental and maintenance expenses	—	(17)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Advances	—	1,125
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Dividend paid	(1,500)	(4,745)
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	6	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	(87)	(152)